Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Number of corporate office lease agreements	3
Facility lease expense	$ 4,100,000	$ 3,700,000	$ 2,900,000
Future minimum operating lease payments [Abstract]
2013	277,684,000
2014	268,164,000
2015	259,624,000
2016	256,463,000
2017	232,445,000
Thereafter	684,536,000
Total	$ 1,978,916,000
Corporate office lease A [Member]
Operating Leased Assets [Line Items]
Square footage of operating lease (in square feet)	10,655
Maturity date of office lease	Dec. 31, 2015
Corporate office lease B [Member]
Operating Leased Assets [Line Items]
Square footage of operating lease (in square feet)	74,593
Maturity date of office lease	Dec. 31, 2019
Corporate office lease C [Member]
Operating Leased Assets [Line Items]
Square footage of operating lease (in square feet)	117,609
Maturity date of office lease	Dec. 31, 2024